Contract Liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract Liabilities
Revenue recognized contract liabilities	¥ 138.6	¥ 105.8	¥ 64.2